Note 6 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, gross	$ 94,379	$ 92,045
Less accumulated depreciation and amortization	(38,797)	(35,415)
Property and equipment, net	55,582	56,630
Land and Land Improvements [Member]
Property and equipment, gross	17,071	17,052
Building and Building Improvements [Member]
Property and equipment, gross	54,673	54,171
Machinery and Equipment [Member]
Property and equipment, gross	9,866	9,490
Office Equipment [Member]
Property and equipment, gross	10,568	10,346
Vehicles [Member]
Property and equipment, gross	1,065	976
Construction in Progress [Member]
Property and equipment, gross	$ 1,136	$ 10